Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2023 and 2022:

	2023	2022
Accrued payroll and other welfare	$1,591,880	$1,441,625
Other accrued expenses	354,445	329,620
Total	$1,946,325	$1,771,245